Leasehold Improvement, Furniture and Equipment, Net - Schedule of Leasehold Improvements, Furniture and Equipment (Details) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Furniture and education equipment	$ 12,636	$ 27,125	$ 36,861
Computer equipment and software	65,090	46,120	15,529
Leasehold improvements	65,298	83,413
Leasehold improvement, furniture and equipment, gross	143,024	156,658	52,390
Less: accumulated depreciation	(74,577)	(56,001)	(28,198)
Leasehold improvements, furniture and equipment, net	$ 68,447	$ 100,656	$ 24,192
Zhongdehui (SZ) Development Co., Limited [Member]
Furniture and education equipment				$ 92,182		$ 89,979
Computer equipment and software				16,001		15,619
Leasehold improvements				184,776		161,958
Leasehold improvement, furniture and equipment, gross				292,959		267,556
Less: accumulated depreciation				(161,709)		(78,008)
Leasehold improvements, furniture and equipment, net				$ 131,250		$ 189,548